EQUIPMENT	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	EQUIPMENT

Equipment consisted of the following as at September 30, 2015 and December 31, 2014:

	September 30, 2015			December 31, 2014
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	144,036	68,731	75,305	77,650	27,438	50,212
Furniture and fixtures	22,496	8,793	13,703	24,909	7,325	17,584
Tools and parts	11,422	2,008	9,414	11,913	1,787	10,126
	177,954	79,532	98,422	114,472	36,550	77,922

Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the nine and three month periods ended September 30, 2015 was $42,982 and $15,478, respectively (September 30, 2014 - $34,116 and $11,425).

4.	EQUIPMENT

Equipment consists of the following as at December 31, 2014 and March 31, 2014

	December 31, 2014			March 31, 2014
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	77,650	27,438	50,212	-	-	-
Furniture and fixtures	24,909	7,325	17,584	11,194	4,442	6,752
Tools and parts	11,913	1,787	10,126	-	-	-
	114,472	36,550	77,922	11,194	4,442	6,752

Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the nine month period ended December 31, 2014 was $34,036 (December 31, 2013 - $1,349) and during the year ended March 31, 2014 was $1,772 (March 31, 2013 - $2,330).

Equipment is translated to U.S. Dollars using the rate of exchange prevailing at the balance sheet date. There were no disposals and $109,316 in additions during the nine month period ended December 31, 2014 (December 31, 2013 - $4,557). The remaining change in cost from March 31, 2014 to December 31, 2014 is due to foreign exchange translation. During the year ended March 31, 2013 there were $8,695 of additions to equipment.